Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures
Schedule Of Equity Method Investees [Table Text Block]
Years ended December 31,	2019	2018	2017
(In thousands)
Operating results:
Total revenues	$927,510	$1,074,055	$931,627
Total expenses	677,385	673,632	663,069
Income tax expense	54,936	65,817	42,799
Net income	$195,189	$334,606	$225,759

At December 31,		2019	2018
(In thousands)
Balance Sheet:
Total assets		$7,911,752	$8,652,539
Total liabilities		$6,425,642	$6,090,722